As filed with the Securities and Exchange Commission on April 30, 1999

                                                 Securities Act File No. 2-57060
                                        Investment Company Act File No. 811-2642
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                           Pre-Effective Amendment No.                   [ ]

                         Post-Effective Amendment No. 26                 [X]

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                  [X]

                                Amendment No. 22                         [X]

                        (Check appropriate box or boxes)
                             ----------------------
                         THE CORPORATE FUND ACCUMULATION
                                  PROGRAM, INC.
               (Exact Name of Registrant as Specified in Charter)

                 P.O. Box 9011, Princeton, New Jersey 08543-9011
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (609) 282-2000


                                 TERRY K. GLENN

                  The Corporate Fund Accumulation Program, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                     (Name and Address of Agent for Service)

                             ----------------------

                                   Copies to:

  Michael J. Hennewinkel, Esq.             Leonard B. Mackey, Jr., Esq.
   FUND ASSET MANAGEMENT, L.P.                  ROGERS & WELLS LLP
            Box 9011                              200 Park Avenue
Princeton, New Jersey 08543-9011               New York, N.Y. 10166

                             ----------------------

It is proposed that this filing will become effective (check appropriate box):

                     [ ] immediately upon filing pursuant to paragraph (b)

                     [X] on April 30, 1999 pursuant to paragraph (b)
                     [ ] 60 days after filing pursuant to paragraph (a)

                     [ ] on (date) pursuant to paragraph (a)(i)
                     [ ] 75 days after filing pursuant to paragraph (a)(ii)
                     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

                    If appropriate, check the following box:

                     [ ] this post-effective amendment designates a new
                         effective date for a previously filed post-effective amendment.

                             ----------------------

               Title of Securities Being Registered: Common Stock

================================================================================

                                                            [LOGO] Merrill Lynch


               The Corporate Fund Investment Accumulation Program


                                                                  April 30, 1999

The Corporate Fund Investment Accumulation Program is only open to holders of units of Corporate Income Fund, International Bond Fund and Corporate Investment Trust Fund for reinvestment of distributions on those units.


This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

[CLIPART]  KEY FACTS
           ---------------------------------------------------------------------
           The Corporate Fund Investment Accumulation Program
             at a Glance ...................................................   3

           Risk/Return Bar Chart ...........................................   5

           Fees and Expenses ...............................................   6

[CLIPART]  DETAILS ABOUT THE PROGRAM
           ---------------------------------------------------------------------
           How the Program Invests .........................................   7

           Investment Risks ................................................   8

[CLIPART]  YOUR ACCOUNT
           ---------------------------------------------------------------------
           Participation in the Program ....................................  16

           How to Buy, Sell, Transfer and Exchange Shares ..................  18

[CLIPART]  MANAGEMENT OF THE PROGRAM
           ---------------------------------------------------------------------
           Fund Asset Management ...........................................  21

           Financial Highlights ............................................  23

[CLIPART]  FOR MORE INFORMATION
           ---------------------------------------------------------------------
           Shareholder Reports .....................................  Back Cover

           Statement of Additional Information .....................  Back Cover


               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

Key Facts  [CLIPART]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities -- securities that pay a fixed rate of interest or a fixed dividend.

Corporate Bonds or Notes -- fixed-income debt securities issued by corporations, as distinct from securities issued by a government or its agencies or instrumentalities.

Investment Grade -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.

Foreign Securities -- securities issued by a foreign corporation or government, as distinct from securities issued by a U.S. corporation or the U.S. government.


Yield -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.


THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM AT A GLANCE
--------------------------------------------------------------------------------

What is the Corporate Fund Investment Accumulation Program (the "Program")?


The Program invests distributions made to holders of units of the Corporate Income Fund, International Bond Fund and the Corporate Investment Trust Fund. Holders of units of these unit trust funds may elect to have their distributions reinvested in shares of the Program rather than paid in cash. The Program is not open to investment by persons who are not holders of units of the participating unit trust funds and investments in the Program are limited to reinvestment of distributions.


What is the Program's investment objective?

The investment objective of the Program is to provide shareholders with a high level of current income by investing in long-and intermediate-term fixed-income securities that are primarily corporate bonds.


What are the Program's main investment strategies?


The Program invests primarily in a diversified portfolio of long- and intermediate-term fixed-income securities. The Program will invest primarily in corporate bonds. The Program will only invest in investment grade securities and when purchasing investments at least 75% of the securities in which the Program will invest will be in the three highest rating categories. The Program may also invest up to 25% of its total assets in foreign securities that meet the Program's investment criteria. When choosing investments, the Program management considers various factors, including credit quality of issuers, yield analysis, and diversification.


What are the main risks of investing in the Program?


The main risks of investing in the Program are:

o Market and selection risk
o Credit risk o Interest rate risk
o Foreign market risk



              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               3

[CLIPART] Key Facts


As with any mutual fund, the value of the Program's investments, and therefore the value of Program shares, may go up or down. These changes may occur in response to interest rate changes or in response to other factors, including financial condition, that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. Bonds with longer maturities are affected more by changes in interest rates than bonds with shorter maturities. The Program faces additional risks when it invests in foreign instruments, including changes in foreign currency exchange rates, liquidity risk and the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Program's investments goes down, you may lose money.

Who should invest?


Investment in shares of the Program provides for the automatic reinvestment of distributions made to holders of units of certain unit trust funds. The Program may be an appropriate investment for you if you:

         o Want to automatically reinvest distributions you receive from a participating unit trust fund.

         o Are looking for an investment that provides income.

         o Want a professionally managed and diversified portfolio without the administrative burdens of direct investments in corporate bonds.

         o Are willing to accept the risk of loss of income and principal, caused by negative economic developments, changes in interest rates or adverse changes in the price of bonds in general.


4               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Program. The bar chart shows changes in the Program's performance for the past ten calendar years. The table compares the average annual total returns of the Program's shares for one, five and ten years with those of the Merrill Lynch Corporate Master Bond Index. How the Program performed in the past is not necessarily an indication of how the Program will perform in the future.


         1989                 12.87%
         1990                  7.19%
         1991                 15.60%
         1992                  6.86%
         1993                 12.20%
         1994                 (5.78%)
         1995                 20.05%
         1996                  1.69%
         1997                  8.30%
         1998                  8.24%


During the ten-year period shown in the bar chart, the highest return for a quarter was 7.40% (quarter ended June 30, 1989) and the lowest return for a quarter was (4.75%) (quarter ended March 31, 1994). The year-to-date return as of March 31, 1999 was (1.12%).


Average Annual Total
Returns (for the
calendar year ended                       Past           Past           Past
December 31, 1998)                      One Year      Five Years      Ten Years
--------------------------------------------------------------------------------

  The Corporate Fund Investment
  Accumulation Program                    8.24%          6.16%        8.50%

--------------------------------------------------------------------------------
  Merrill Lynch Corporate Master
  Bond Index*                             8.72%          7.83%        9.98%
--------------------------------------------------------------------------------

*This unmanaged Index is comprised of all industrial bonds rated BBB3 or higher, of all maturities. Past performance is not predictive of future performance.



              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               5

[CLIPART]  Key Facts

UNDERSTANDING
EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- fees paid directly from your investment. These include sales charges which you may pay when you buy or sell shares of the Program.

Expenses paid indirectly by the shareholder (These costs are deducted from the Program's total assets):

Annual Program Operating Expenses -- expenses that cover the costs of operating the Program.

Management Fee -- a fee paid to the Investment Adviser for managing the Program.

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Program. Future expenses may be greater or less than those indicated below.


   Shareholder Fees (fees paid directly from your investment):

--------------------------------------------------------------------------------
    Maximum Sales Charge (Load) imposed on
    purchases (as a percentage of offering price)                           None
--------------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as
    a percentage of original purchase price or
    redemption proceeds, whichever is lower)                                None
--------------------------------------------------------------------------------
    Maximum Sales Charge (Load) imposed on
    Dividend Reinvestments                                                  None
--------------------------------------------------------------------------------
    Redemption Fee                                                          None
--------------------------------------------------------------------------------
    Exchange Fee                                                            None
--------------------------------------------------------------------------------

   Annual Program Operating Expenses
   (expenses that are deducted from Fund assets):

--------------------------------------------------------------------------------
    Management Fee                                                         0.50%
--------------------------------------------------------------------------------
    Distribution and/or Service (12b-1) Fees                                None
--------------------------------------------------------------------------------

    Other Expenses                                                         0.50%
--------------------------------------------------------------------------------
   Total Annual Program Operating Expenses                                 1.00%

--------------------------------------------------------------------------------

Example:


This example is intended to help you compare the cost of investing in the Program with the cost of investing in other mutual funds by illustrating the costs to you if you redeem after one, three, five and ten years.

This example assumes that you invest $10,000 in the Program for the time periods indicated, that dividends are reinvested, that your investment has a 5% return each year and that the Program's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year         3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
                           $ 102           $ 318           $ 552          $ 1225
--------------------------------------------------------------------------------


6               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

Details About the Program [CLIPART]

ABOUT THE
PORTFOLIO MANAGER

Christopher G. Ayoub is a Senior Vice President and portfolio manager of the Program. Mr. Ayoub has served as First Vice President of Merrill Lynch Asset Management since 1997, was a Vice President from 1985 to 1997, and Assistant Vice President from 1984 to 1985.

HOW THE PROGRAM INVESTS
--------------------------------------------------------------------------------


The investment objective of the Program is to seek to provide shareholders with a high level of current income. The Program invests in a diversified portfolio of fixed-income securities, primarily corporate bonds. The fixed-income securities will be payable in U.S. dollars and will not have any equity conversion or other equity features. Such securities may be secured or unsecured, or may be subordinated to other indebtedness. The Program may also invest in collateralized mortgage obligations.

The Program will invest its total assets in fixed-income securities. The Program will only invest in investment grade securities and at least 75% of the securities in which the Program will invest will, at the time of acquisition, be rated in the three highest rating categories ("A" or better). Under current market conditions, the Board of Directors of the Program has determined that the Program will not purchase fixed-income securities if one or more of the recognized rating agencies has rated the security below investment grade. However, the Program may continue to hold securities which, after being purchased by the Program, are downgraded to a rating below that which the Program primarily invests. This policy adopted by the Board of Directors is discretionary and may be changed from time to time.

The Program may invest up to 25% of its assets in foreign securities that meet the Program's investment criteria.

At times the Program may have a high portfolio turnover rate which may result in higher trading costs and adverse tax consequences.

As a temporary measure for defensive purposes, or to provide liquidity, the Program may invest without limitation in short-term instruments. Short-term investments may limit the potential for income on your shares. During defensive periods the Program may not achieve its investment objective.

The Program may also lend its portfolio securities, invest in repurchase agreements and make forward commitments. For further information on these investments, see the Statement of Additional Information.


Program management considers a variety of factors when choosing investments, such as:


   o Credit Quality of Issuers -- based on bond ratings and other factors including the financial condition of the issuer and general economic conditions.



              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               7

[CLIPART] Details About the Program


ABOUT THE
INVESTMENT ADVISER

The Program is managed by Fund Asset Management, L.P.




   o Yield Analysis -- takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (yields on obligations having the same credit characteristics but different maturities--longer term obligations typically have higher yields).

   o Diversification -- The Program will not concentrate its investments in a single industry. The Program seeks to achieve this by attempting to diversify its investments, while taking into consideration the availability of investments meeting the Program's other investment criteria.


INVESTMENT RISKS
--------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Program. As with any mutual fund, there can be no guarantee that the Program will meet its investment objective or that the Program's performance will be positive for any period of time.


Market and Selection Risk -- Market risk is the risk that the bond markets will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the investments that Program management selects will underperform the market or other funds with similar investment objectives and investment strategies.


Credit Risk -- Credit risk is the risk that the issuer of debt securities will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. This risk will be greater for the portion of the Program's assets that are invested in lower-rated debt securities (by Standard & Poor's, Fitch or Moody's) than higher rated debt securities.


Interest Rate Risk -- Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.


8               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

Risks associated with certain types of obligations in which the Program may invest include:


Foreign Market Risk -- Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Program will lose money. In particular, the Program is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Program to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Prices of securities traded on foreign markets have often, but not always, moved counter to prices in the United States.


Foreign Economy Risk -- The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns and trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Program's ability to purchase or sell foreign securities or transfer the Program's assets or income back into the United States, or otherwise adversely affect the Program's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.


Currency Risk and Exchange Risk -- Certain securities in which the Program invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value



              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               9

[CLIPART] Details About the Program


of such securities of the Program. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar deceases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.


Governmental Supervision and Regulation/Accounting Standards -- Many foreign governments supervise and regulate brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other counties are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Program management to completely and accurately determine a company's financial condition. Also. brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Program can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States -- The Program generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Program's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Program to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Program can earn on its investments and typically results in a higher operating expense ratio for the Program than investment companies invested only in the United States.


10            THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Program to carry out transactions. If the Program cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned for some period. If the Program cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Program could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from sales of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Emerging Markets Risk -- The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation, or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affects returns to U.S. investors. In addition. the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions, or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign


             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               11

[CLIPART] Details About the Program


investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.


Sovereign Debt -- The Program may invest in sovereign debt securities issued or guaranteed by foreign government entities. Investments in sovereign debt subjects the Program to a higher degree of risk that a government entity may delay or refuse payment of interest or repayment of principal on its sovereign debt. A government may fail to make payment for many reasons including cash flow problems, lack of foreign exchange, political constraints, the relative size of its debt positions to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies as a condition to their contributions to the government entity. If a government entity fails to make its payments, the Program may be requested to extend the period in which the government entity must pay and to make further loans to the government entity. There is no bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


European Economic and Monetary Union ("EMU") -- Certain European countries have entered into EMU in an effort to, among other things, reduce barriers between countries, and reduce or eliminate currency fluctuations among these countries. EMU has established a single common European currency (the "euro"), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) were redenominated in the euro, and will now be listed, trade and make dividend and other payments only in euros. Although EMU is generally expected to have a beneficial effect, it could negatively affect the Program in a number of situations, including as follows:

   o  If the transition to the euro does not proceed as planned.

   o If a participating country withdraws from EMU and securities redenominated in euros are transferred back into that country's national currency.




12              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

   o If computer, accounting, and trading systems used by the Investment Adviser, the Program's other service providers, or entities with which the Program or its service providers do business do not recognize the euro as a distinct currency.


These issues may negatively affect the operations of the companies the Program invests in as well.

Collateralized Mortgage Obligations -- The Program may invest in collateralized mortgage obligations ("CMOs"), which are pass-through securities collateralized by mortgage pools. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. In general, mortgage backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and the Program has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise. certain types of mortgage backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk.

Because of prepayment risk and extension risk, mortgage backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increase and decrease) may quickly and significantly reduce the value of certain mortgage backed securities.


Most mortgage backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Associations (Fannie Mae). Principal and interest payments on mortgage backed securities issued by federal government agencies are guaranteed by either the federal government or a government agency. This means that such securities have very little credit risk. Other mortgage backed securities are issued by private corporations rather than federal agencies. Private mortgage backed securities have credit risk as well as prepayment risk and extension risk.



             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               13

[CLIPART] Details About the Program


Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent or by reference to a short-term interest rate index). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. The values of inverse floaters are therefore more volatile than their underlying securities. If the Program invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Program management, it is possible that the Program could lose all or substantially all of its investment.


Restricted Securities -- The Program may invest up to 10% of its total assets in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Program buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Program may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Program may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Program management receives material adverse non public information about the issuer, the Program will not be able to sell the security.

When-Issued Securities, Delayed-Delivery Securities and Forward Commitments -- When-issued and delayed-delivery securities and forward commitments involve the risk that the security the Program buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Program both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.


14               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

Repurchase Agreements -- The Program may invest in obligations which are subject to repurchase agreements with any member bank of the Federal Reserve System or primary dealer in U.S. Treasury Securities. The bank or dealer agrees to repurchase the security from the Program at a set time and price, which sets the yield. If the bank or dealer defaults, the Program may suffer time delays and incur costs and possible losses.

Securities Lending -- The Program may lend securities to financial institutions which provide government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Program may lose money and there may be a delay in recovering the loaned securities. The Program could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger tax consequences to the Program.

Illiquid Investments -- The Program may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Program buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Borrowing and Leverage -- The Program may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Program shares and in the yield on the Program's portfolio. Borrowing will cost the Program interest expense and other fees. The costs of borrowing may reduce the Program's return. Certain securities that the Program buys may create leverage including, for example, when-issued securities and forward commitments.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Program, including how it invests, please see the Statement of Additional Information.


             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               15

Your Account  [CLIPART]

PARTICIPATION IN THE PROGRAM
--------------------------------------------------------------------------------


The purpose of the Program is to permit you to reinvest distributions you receive on units you hold of certain unit trust funds. The unit trust funds include all series of the Corporate Income Fund, International Bond Fund and the Corporate Investment Trust Fund. Distributions on units held by you will be paid to you in cash unless you elect to reinvest the distributions in shares of the Program by sending written notice to the program agent. The program agent is The Bank of New York, 101 Barclay Street, New York, N.Y. 10007. You may also change an election you have made to participate in the Program by notifying the program agent. Your initial notice and notice of any change must be received by the program agent at least 10 days prior to the record date of the first distribution that you want such change to apply to.

Distributions on units of the unit trust funds may consist of interest income or capital gains or principal on the units. You may elect to have some or all of these distributions reinvested in shares of the Program. Any distribution that you elect to have reinvested in shares of the Program will be automatically reinvested by the program agent on your behalf on the date the distribution is made. On that date, the distribution will be applied to the purchase of shares of the Program at net asset value, without a sales charge. If you have elected for distributions of principal on your units to be invested in shares of the Program, the proceeds of redemption or payment at maturity of securities held in the unit trust fund represented by your units will be invested in shares of the Program, rather than being distributed to you in cash.

The program agent will mail to you a report of each distribution that is reinvested in shares of the Program. Even though distributions are being reinvested in shares of the Program, for Federal income tax purposes, you will be considered to have received those distributions.


The Board of Directors of the Program may decide to change the terms of investment in shares of the Program or terminate the Program entirely without notice to you. In addition, the Board of Directors of the Program may appoint a substitute program agent or an additional program agent.


16               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

The administrators of the Program are Merrill Lynch, Pierce Fenner & Smith Incorporated, Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc. and Salomon Smith Barney Inc. The Administrators are the sponsors of the unit trust funds.

For further details of the terms and conditions of the Program see the Statement of Additional Information.


             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               17

[CLIPART] Your Account

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares of the Program.


If You Want to         Your Choices                   Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------

Buy Shares             First, you decide whether      Refer to the description of the Program on pageS 16-17.
                       you want to participate        Be sure to read this prospectus carefully.
                       in the Program.

                      -------------------------------------------------------------------------------------------
                       Next, determine what           Distributions from the unit trust funds may consist
                       distributions from the unit    of interest income, capital gains or principal. You
                       trust funds you want to        may reinvest the distributions of interest income or
                       reinvest.                      of capital gains or of principal, or you may reinvest
                                                      all distributions.
                      -------------------------------------------------------------------------------------------
                       Notify the program agent of    The notice must be in writing and received by the
                       your election to reinvest      program agent at least ten days before the record
                       some or all distributions      date for the first distribution you want to have
                       you receive from the unit      reinvested.
                       trust funds.
                      -------------------------------------------------------------------------------------------
                       Decide whether your shares     Consult your securities dealer. Under certain
                       will be held in an account     circumstances, your securities dealer may not be able
                       with your securities dealer    to hold your shares in your account with the securities
                       or with the program agent.     dealer.
-----------------------------------------------------------------------------------------------------------------

Add to Your            Purchase additional shares     Once you have elected to participate in the Program,
Investment                                            distributions from the unit trust funds that you
                                                      have elected to have reinvested in the Program will be
                                                      automatically reinvested. If you have not already
                                                      elected to have all of your distributions from the unit
                                                      trust funds reinvested, you may notify the program
                                                      agent that you wish to reinvest more of your
                                                      distributions.
                      -------------------------------------------------------------------------------------------
                       Acquire additional shares      All dividends and capital gains distributions on shares
                       through the Program's          of the Program are automatically reinvested in additional
                       automatic dividend             shares of the Program without a sales charge.
                       reinvestment plan.

-----------------------------------------------------------------------------------------------------------------
Stop Reinvesting       Notify the program agent       Your election to stop reinvesting some or all distributions
Distributions in       in writing.                    from the unit trustfunds in shares of the Program will
Shares of the Program                                 be effective for any distribution that has a record date
                                                      that is more than ten days after the program agent receives your written notice.
------------------------------------------------------------------------------------------------------------------
Transfer Shares        Transfer to a participating    You may transfer your shares of the Program only to
to Another             securities dealer.             another securities dealer that has entered into an
Securities Dealer                                     agreement with Merrill Lynch, Pierce, Fenner & Smith
                                                      Incorporated. All future trading of these assets must
                                                      be coordinated by the receiving firm.
------------------------------------------------------------------------------------------------------------------
                       Transfer to a                  You must either:
                       non-participating securities     o Transfer your shares to an account with the program
                       dealer.                            agent; or
                                                        o Sell your shares.
------------------------------------------------------------------------------------------------------------------


18              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM


If You Want to         Your Choices                   Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------

Sell Your Shares       Have your securities dealer    The price of your shares is based on the next calculation of
                       submit your sales order to     net asset value after your order is placed. For your
                       one of the Administrators.     redemption request to be priced at the net asset value on
                                                      the day of your request, you must submit your request to
                                                      your dealer prior to that day's close of business on the New
                                                      York Stock Exchange (generally 4:00 p.m. Eastern time). Any redemption request placed from a dealer after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption
                                                      requests to one of the Administrators prior to the close of business on the New York Stock Exchange.

                                                      Securities dealers may charge a fee to process a redemption of shares. No processing fee is charged if you redeem shares held by the program agent.

                                                      The Program may reject an order to sell shares under certain circumstances.
                       --------------------------------------------------------------------------------------------
                       Sell through the program       You may sell shares held at the program agent by writing to
                       agent.                         the program agent at the address on the inside back cover of this prospectus. With certain exceptions described in the
                                                      Statement of Additional Information, all shareholders on the account must sign the letter and signatures must be
                                                      guaranteed. If you hold stock certificates, return the
                                                      certificates with the letter. The program agent will
                                                      normally mail redemption proceeds within seven days
                                                      following receipt of a properly completed request.

                                                      If you hold share certificates, they must be delivered to
                                                      the program agent before they can be converted. Check with the program agent or your securities dealer for details.
-----------------------------------------------------------------------------------------------------------------
Exchange Your          You may exchange your shares   You can exchange your shares of the Program for shares of
Shares                 for shares of another program. The Municipal Fund Accumulation Program, Inc. You must have
                       Be sure to read that           held the shares used in the exchange for at least 60
                       program's prospectus.          calendar days before you can exchange to the other program.

                                                      To exercise the exchange privilege, you should contact one of the Administrators or the program agent.

                                                      Although there is currently no limit on the number of
                                                      exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
-----------------------------------------------------------------------------------------------------------------


             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM               19

[CLIPART] Your Account

Net Asset Value -- the market value of the Program's total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Program shares as they paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

HOW SHARES ARE PRICED


Each distribution on your units will automatically be applied to purchase shares at net asset value. This is the offering price. Shares are also redeemed at their net asset value. The Program calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next net asset value calculated after your purchase or redemption order is placed.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Program will distribute any net investment income monthly, and any net realized capital gains annually. If you would like to receive dividends in cash, contact the program agent.

You will pay tax on dividends from the Program whether you receive them in cash or additional shares. If you redeem Program shares or exchange them for shares of The Municipal Fund Accumulation Program, any gain on the transaction may be subject to tax. The Program intends to make distributions that will either be taxed as ordinary income or capital gains. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

By law, the Program must withhold 31% of your dividends if you have not provided a taxpayer identification number or social security number.


This section summarizes some of the consequences under current Federal tax law of an investment in the Program. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Program under all applicable tax laws.



20             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

Management of the Program [CLIPART]

FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------


Fund Asset Management, the Program's Investment Adviser, manages the Program's investments under the overall supervision of the Program's Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Program. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives. The Program has agreed to pay the Investment Adviser a fee at the annual rate of 0.50% of the average daily net assets of the Program. For the fiscal year ended December 31, 1998, the Investment Adviser received a fee of $355,894.

Fund Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $515 billion in investment company and other portfolio assets under management as of March 1999. This amount includes assets managed for Merrill Lynch affiliates.

The Program is also obligated to pay certain expenses incurred in its operations, including fees of the program agent, legal and auditing fees, fees and expenses of unaffiliated Directors, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxy statements, shareholder reports, prospectuses and statements of additional information. For the fiscal year ended December 31, 1998, the Program's total expenses were $714,516 (representing 1.00% of its average daily net assets).


The Investment Adviser, together with the Administrators of the Program, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc., and Salomon Smith Barney Inc. are responsible for the overall management of the Program's business operations. The Administrators perform certain management services necessary for the operation of the Program and provide all the office space, facilities and necessary personnel for such services. For these services, the Investment Adviser pays the Administrators an aggregate monthly fee at the annual rate of 0.20% of the Program's average daily net assets.


              THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM              21

[CLIPART]  Management of the Program

A Note About Year 2000


Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Program could be adversely affected if the computer systems used by the Program's management or other Program service providers do not properly address this problem before January 1, 2000. The Program's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Program's other service providers have told the Program management that they also expect to resolve the Year 2000 Problem, and Program management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Program could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Program invests. The negative impact may be greater for companies in foreign markets, especially emerging markets, since they may be less prepared for the Year 2000 Problem than domestic companies and managers. If the companies in which the Fund invests have Year 2000 Problems, the Program could be adversely affected.



22             THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The Financial Highlights table is intended to help you understand the Program's financial performance for the past five years. Certain information reflects financial results for a single Program share. The total returns in the table represent the rate that an investor would have earned on an investment in the Program (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Program's financial statements, are included in the Program's annual report to shareholders, which is available upon request.


                                                                      For the Year Ended December 31,
                                            -------------------------------------------------------------------------------
   Increase (Decrease) in
   Net Asset Value                          1998+             1997                1996              1995            1994
---------------------------------------------------------------------------------------------------------------------------

   Per Share Operating Performance:
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year     $   21.13         $    20.69          $    21.59         $    19.14     $   21.55
---------------------------------------------------------------------------------------------------------------------------
   Investment income--net                      1.19               1.22                1.23               1.28          1.18
---------------------------------------------------------------------------------------------------------------------------
   Realized and unrealized
     gain (loss) on investments--net            .50                .44                (.90)              2.45         (2.41)
---------------------------------------------------------------------------------------------------------------------------
   Total from investment operations            1.69               1.66                 .33               3.73         (1.23)
---------------------------------------------------------------------------------------------------------------------------
   Less dividends from investment
     income--net                              (1.20)             (1.22)              (1.23)            (1.28)         (1.18)
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year           $   21.62         $    21.13          $    20.69         $   21.59      $   19.14
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Return:
---------------------------------------------------------------------------------------------------------------------------
   Based on net asset value per share         8.24%              8.30%                1.69%             20.05%       (5.78%)
---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
   Expenses                                   1.00%               .99%                1.12%              1.01%        1.10%
---------------------------------------------------------------------------------------------------------------------------
   Investment income--net                     5.60%              5.84%                5.84%              6.23%        5.80%
--------------------------------------------------------------------------------------------------------------------------
   Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year (in thousands) $ 71,131             $72,381             $77,748            $85,402     $  82,887
---------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover                           66%               90%                  77%               104%          122%
---------------------------------------------------------------------------------------------------------------------------



   + Based on average shares outstanding.



            THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM                23

                      (This page intentionally left blank)






               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

                      (This page intentionally left blank)












               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

                      (This page intentionally left blank)










               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

                       --------------------------------
                                   Potential
                                   Investors

                         Elect to have unit trust fund
                        distributions reinvested in the
             ---              Program (two options).       ---
              1         --------------------------------    2
             ---                                           ---
----------------------------------              --------------------------
    ADMINISTRATORS (see                               PROGRAM AGENT
below) or other SECURITIES DEALERS                The Bank of New York
                                                   101 Barclay Street
    Arranges for reinvestment.                   New York, New York 10007
----------------------------------
                                                Performs recordkeeping and
                                                    reporting services.
                                                --------------------------

------------------------     ----------------------  ---------------------------
      COUNSEL                    THE PROGRAM             CUSTODIAN AND DIVIDEND
                                                           DISBURSING AGENT
  Rogers & Wells llp         The Board of Directors
    200 Park Avenue           oversees the Program.      The Bank of New York
New York, New York 10166    -----------------------       101 Barclay Street
                                                       New York, New York 10007
 Provides legal advice
    to the Program.                                   Holds the Program's assets
-------------------------                                   for safekeeping.
                                                      --------------------------


  --------------------------------              --------------------------------
       INDEPENDENT AUDITORS                            INVESTMENT ADVISER

       Deloitte & Touche LLP                                Fund Asset
         117 Campus Drive                                Management, L.P.
  Princeton, New Jersey 08540-6400
       Audits the financial                          ADMINISTRATIVE OFFICES
     statements of the Program                       800 Scudders Mill Road
   on behalf of the shareholders.                 Plainsboro, New Jersey 08536
  ---------------------------------
                                                       MAILING ADDRESS
                                                        P.O. Box 9011
                                                Princeton, New Jersey 08543-9011

                                                       TELEPHONE NUMBER
                                                        1-609-282-2000

                                                     Manages the Program's
                                                     day-to-day activities.
                                                -------------------------------

        -------------------------------------
                   ADMINISTRATORS

        Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated
         Prudential Securities Incorporated
           Morgan Stanley Dean Witter Inc.
             Salomon Smith Barney Inc.

         Assists in supervising all aspects
            of the Program's operations.
        --------------------------------------


               THE CORPORATE FUND INVESTMENT ACCUMULATION PROGRAM

For More Information [CLIPART]


Shareholder Reports

Additional information about the Program's investments is available in the Program's annual and semi-annual reports to shareholders. In the Program's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Program's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-456-4587 ext 789.

The Program will send you one copy of each shareholder report and certain other mailings, regardless of the number of Program accounts you have. To receive separate shareholder reports for each account, write to the Program Agent at its mailing address. Include your name, address, tax identification number and brokerage or Program account number. If you have any questions, please call your securities dealer or the Program Agent at 1-800-221-7771

Statement of Additional Information

The Program's Statement of Additional Information contains further information about the Program and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Program at The Bank of New York, 101 Barclay Street, New York, New York 10007 or by calling 1-800-221-7771.


Contact your securities dealer or the Program at the following address and telephone number if you have any shareholder inquiries or would like to request other information about the Program. The address of the Program is P.O. Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.


Information about the Program (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus

Investment Company Act file #811-2642
(C)Fund Asset Management, L.P.

[LOGO] Merrill Lynch
PROSPECTUS

The Corporate Fund Investment Accumulation Program



April 30, 1999

                       STATEMENT OF ADDITIONAL INFORMATION

               The Corporate Fund Investment Accumulation Program

                             Shares of Common Stock

                              --------------------


      The Corporate Fund Accumulation Program, Inc. (the "Program") is an open-end management investment company whose primary objective is to obtain a high level of current income through investment in a diversified portfolio (the "Portfolio"), of long- and intermediate-term fixed-interest bearing debt obligations primarily issued by corporations. Shares of the Program are offered without sales charge to the holders of Units of certain series of Unit Trust Funds described in the Prospectus in order to provide a means for the automatic reinvestment of distributions of interest or dividend income and capital gains and principal on such Units in Shares of the Program on the Terms and Conditions of Participation set forth herein. The address of the Program is Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.


                              --------------------

                               Investment Adviser

                           Fund Asset Management, L.P.

                                 Administrators

               Merrill Lynch, Pierce, Fenner & Smith Incorporated

                       Prudential Securities Incorporated

                         Morgan Stanley Dean Witter Inc.

                            Salomon Smith Barney Inc.

                              --------------------


      This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the Prospectus of the Program (the "Prospectus") dated April 30, 1999, which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or by writing the Program at the above telephone number or address. The
Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.


                              --------------------


     The date of this Statement of Additional Information is April 30, 1999.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Program ..............................................................   2

   In General ............................................................   2
   Terms and Conditions of Participation .................................   2

Investment Objectives and Policies .......................................   3


   General ...............................................................   4

   Risk Factors and Special Considerations Relating
     to Foreign Securities ...............................................   5
   Risk Factors and Special Considerations Relating to
     Other Portfolio Securities ..........................................   7

   Portfolio Management and Turnover Rate ................................   9
Investment Restrictions ..................................................  10

Investment Advisory and Administration Agreements ........................  11
   Investment Advisory Agreement .........................................  11
   The Adviser ...........................................................  12
   Code of Ethics ........................................................  13

    Administration Agreement .............................................  14
Management of the Program ................................................  14
   Directors and Officers ................................................  14
Net Asset Value ..........................................................  17
Redemption of Shares .....................................................  17
Exchange Privilege .......................................................  18
Taxes and Dividends ......................................................  19
   State and Local Taxes .................................................  20
Portfolio Transactions ...................................................  20
Performance Data .........................................................  21
General Information ......................................................  22
   Organization of the Program ...........................................  22
   Description of Shares .................................................  22
   Independent Auditors ..................................................  22
   Custodian, Transfer, Program and Dividend
     Disbursing Agent ....................................................  22
   Legal Counsel .........................................................  23
   Reports to Shareholders ...............................................  23
   Shareholder Inquiries .................................................  23
   Additional Information ................................................  23
Financial Statements .....................................................  23
Appendix: Description of Corporate Bond Ratings .......................... A-1

                                   THE PROGRAM

In General


     The primary investment objective of the Program is to provide a high level of current income to its shareholders through investment in a diversified portfolio (the "Portfolio") of long- and intermediate-term fixed-interest bearing debt obligations issued primarily by corporations (see "Investment Objectives and Policies" herein and "How the Program Invests" in the Prospectus for a discussion of the investment objectives and policies of the Program). This investment objective is a fundamental policy of the Program.


     The Corporate Income Fund, International Bond Fund and the Corporate Investment Trust Fund (the "Unit Trust Funds") consist of a number of different unit investment trusts holding portfolios of fixed income securities issued primarily by corporations. The Program has been formed to facilitate reinvestment of distributions on units (the "Units") of the various series of the Unit Trust Funds which hold long and intermediate-term corporate debt securities. Since the Program is an open-end investment company, the shares of capital stock, $.01 par value, of the Program (the "Shares") are redeemable by the holder at the net asset value next determined after the receipt of the redemption request in proper form.

 Terms and Conditions of Participation

     All persons who are or who become registered holders of Units of series of the Unit Trust Funds offering a reinvestment option are eligible to participate in the Program and are herein called "Holders." Holders include brokers or nominees of banks and other financial institutions which are or become registered holders of Units. Such eligibility is subject to the terms and conditions of participation (the "Terms and Conditions") set forth under this caption.

     Distributions on Units of series of the Unit Trust Funds offering a reinvestment option will be paid in cash unless Holders elect to reinvest such distributions in the Program by sending a notice in writing to the program agent. Each Holder participating in the Program will receive a copy of the Program's prospectus (the "Prospectus") and may request a copy of the Program's Statement of Additional Information (the "SAI"); a Holder not participating in the Program may request a copy of the Prospectus and this SAI. Holders of Units may elect to participate in the Program or to change a previous election by notice in writing to the program agent. Notice of any change in the basis of participation or of election to participate in the Program must be received by the program agent in writing at least ten days prior to the Record Day for the first distribution to which such notice is to apply.


Under these Terms and Conditions, both distributions of interest or dividend income and distributions of capital gains, if any, and principal (or either such type of distribution) on Units of Holders participating in the Program will be invested without sales charge in Shares. Holders who are participating in the Program and whose Units are therefore subject to these Terms and Conditions are herein called "Shareholders." The Bank of New York (101 Barclay Street, New York, New York 10007) will act as the program agent (the "Agent") for the Shareholders. All securities, cash and other similar assets of the Program will be held by the Agent as custodian. The Agent also acts as the Program's dividend disbursing agent, transfer agent and registrar and performs certain other services for the Program.


     Under these Terms and Conditions, each distribution of interest or dividend income and capital gains, if any, and principal on a Shareholder's Units, will, on the date of such distribution, automatically be received by the Agent on behalf of such Shareholder and applied to purchase Shares at net asset value, without sales charge. In the case of Holders of Units whose distributions of principal are being invested in the Program, the proceeds of redemption or payment at maturity of securities held in the Unit Trust Funds represented by the Holder's Units will be invested in Shares, rather than being distributed in cash to the Holder. Net interest income, after expenses, received by the Program on obligations in its portfolio will be distributed by the Program monthly and net realized capital gains, if any, will be distributed at least annually. Such distributions will be reinvested automatically in Shares of the Program unless the Shareholder elects, by written notice to the Agent, not to have such distributions reinvested in Shares (see "Taxes and Dividends" herein).

     In addition to their right to redeem their Shares and receive a payment equal to the net asset value thereof (see "Redemption of Shares" and "Exchange Privilege" herein), Shareholders may at any time, by so notifying the Agent in writing (the Agent will deliver a copy of such notice to the trustee for the respective series of the Unit Trust Funds), elect to (i) terminate their participation in the Program and thereafter receive all distributions on their Units in cash, (ii) terminate their participation in part as to distributions of capital gains and principal on their Units and thereafter receive distributions in cash out of the principal accounts for the respective Unit Trust Funds or
(iii) terminate their participation in part, as to distributions of interest on their Units and thereafter receive future distributions in cash out of the income accounts for the respective series.

     All the costs of establishing and administering the Program and these Terms and Conditions are borne by the Program. The administrators of the Program (the "Administrators") are Merrill Lynch, Pierce, Fenner & Smith Incorporated
("Merrill Lynch"), Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc., and Salomon Smith Barney Inc., which are sponsors of the Corporate Income Fund and International Bond Fund. Prudential is the sponsor of outstanding series of the Corporate Investment Trust Fund. The investment adviser to the Program is Fund Asset Management, L.P. (the "Adviser" or "FAM"),Box 9011, Princeton, New Jersey 08543-9011, a registered investment adviser and an affiliate of Merrill Lynch. The Adviser receives as annual compensation, payable monthly, for its services in connection with the Program a fee of 0.5%of the average net assets of the Program. The Administrators receive from the Adviser as annual compensation, payable monthly, for their services in connection with the Program a fee of 0.2% of the average net assets of the Program (see "Investment Advisory and Administration Agreements").


     The Agent will mail to each Shareholder a report of each transaction undertaken for such Shareholder in receiving distributions and purchasing Shares. Distributions on Units which are applied to purchase Shares are considered to have been distributed to Shareholders for Federal income tax purposes, and all taxes which are payable in respect to such distributions must be paid by Shareholders regardless of participation in the Program.


     On tender for redemption of any or all of his Shares, a Shareholder will been titled to receive within seven days a payment representing the net asset value of the Shares (including fractional Shares), provided that such right of redemption may be suspended or postponed under certain circumstances described under "Redemption of Shares" and "Exchange Privilege" herein.

     If the Holder is a broker or a nominee of a bank or another financial institution, the trustee and Agent will apply these Terms and Conditions on the basis of the respective numbers of Units certified from time to time by such Holder to be the total numbers of Units registered in such Holder's name and held for the accounts of beneficial owners who are to participate in the Program, upon the several bases of participation offered by the Program at the time. It is anticipated, however that, due to administrative problems connected with Units held in "street name," other than by Merrill Lynch, such Units will be registered in the names of the beneficial owners thereof unless such owner select not to participate in the Program.


     Merrill Lynch or its nominee holds in its name Program Shares for the accounts of customers whose Unit Trust Funds are held in Merrill Lynch accounts and who elect to reinvest in the Program. These Shares may be transferred to an account in the customer's name with the Agent upon request. Merrill Lynch maintains records identifying the names and addresses of these customers and their Share balances, and will be compensated for these services by the Agent out of the fees it receives from the Program. During the fiscal year ended December 31, 1998, the Agent paid Merrill Lynch $87,604 for these services.


     Experience may indicate that changes in these Terms and Conditions are desirable or that this offering should be terminated. Such changes may be made or this offering may be terminated at the direction of the Board of Directors of the Program (the "Board") without notice to any Shareholder. The Board may at any time appoint a substitute Agent or an additional agent to act for the Program.

                       INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of the Program is to provide a high level of current income to its Shareholders through investment in the Portfolio, which is comprised of long- and intermediate-term fixed-interest bearing debt obligations issued primarily by corporations.

General

     In making the Program's investments, the Adviser considers the following factors, among others:


         (i) the quality of the debt obligations, (a) not less than 75% of which (determined on the basis of current value) will at the time of acquisition be rated "A" or better by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch IBCA, Inc. ("Fitch") or Moody's Investors Service, Inc. ("Moody's") and all of which will at such time be rated "BBB" or better by Standard & Poor's or Fitch or "Baa" or better by Moody's, or (b) which will have, in the opinion of the Adviser, similar credit characteristics. (Under current market and other conditions, the Board has determined that all of the debt obligations in which the Program invests will at the time of acquisition be rated "BBB" or "Baa" or better by such rating agencies or will have, in the opinion of the Adviser, similar credit characteristics. No split-rating below "BBB" or "Baa" by one or more of such rating agencies at the time of acquisition will be permitted.) (See Appendix: "Description of Corporate Bond Ratings" for a description of rating categories);


         (ii) the yield and price of the debt obligations relative to other debt securities of comparable quality and maturity; and

         (iii) the diversification of the debt obligations, subject to the considerations as to concentration of the Portfolio discussed below, taking into account the availability on the market of issues in various utility and industry classifications which meet the Program's quality, rating, yield and price criteria.

     While the Program will invest the proceeds of the sale of its Shares (and other cash proceeds such as those generated by redemptions, maturities or sales of portfolio securities) as promptly as possible, some short period of time may elapse between the time the Program receives such proceeds and the time such proceeds are invested by the Program. However, the Program reserves the right to extend such period for defensive purposes. During such period such proceeds maybe held in cash or invested in temporary investments (short-term governmental obligations, commercial paper, and other short-term obligations such as short-term floating rate instruments, certificates of deposit, bankers' acceptances and repurchase agreements) which have credit characteristics, in the opinion of the Adviser, similar to those provided for other Portfolio securities.

     Other than the short-term obligations referred to in the preceding paragraph, the debt obligations in the Portfolio will consist of bonds, debentures, notes or other straight debt obligations (payable in United States dollars and not having any equity conversion or other equity features) which maybe secured or unsecured, or may be subordinated to other indebtedness. The fact that a debt obligation may cease to be rated or that its rating may be reduced below the ratings referred to above will not require that it be eliminated from the Portfolio but will be considered by the Adviser in determining whether it should be retained or sold.

     An investment in the Program should be made with an understanding of the risks which an investment in fixed-rate long- and intermediate-term debt obligations may entail, including the risk that the value of the Portfolio, and hence the net asset value of the Shares, will decline with increases in interest rates. Interest rates and, thus, the value of fixed-rate debt obligations have fluctuated substantially in recent periods and may continue to do so in the future.


      A portion of the Program's assets may be invested in debt obligations rated BBB by Standard & Poor's or Fitch or Baa by Moody's. Although debt obligations rated BBB by Standard & Poor's or Fitch normally exhibit adequate protection parameters, they entail a greater degree of risk and are of a more speculative nature than obligations rated in the higher categories. Therefore, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt obligations in this category than in higher rated categories. Debt obligations rated Baa by Moody's are also speculative in nature and entail greater risks than those rated in the higher categories. Although interest payments and principal security may appear adequate for the present, certain protective elements may be lacking or may be characteristically unreliable over any great length of time. (See
Appendix: "Description of Corporate Bond Ratings" for a description of rating categories.)


     The Program will not follow a policy of seeking to concentrate its investments in any particular industry or industries but rather will attempt to purchase for the Portfolio the most attractive investments available on the market from time to time without regard to the industrial classification of the issuers thereof. Such policy may not be changed without the vote of a majority of the Shareholders.

Risk Factors and Special Considerations Relating to Foreign Securities

     Foreign Market Risk. Because the Program may invest in foreign securities, the Program offers you more diversification than an investment only in the United States since prices of securities traded on foreign markets have often, though not always, moved counter to prices in the United States. Foreign security investment, however, involves special risks not present in U.S. investments that can increase the chances that the Program will lose money. In particular, the Program is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Program to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

     Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Program's ability to purchase or sell foreign securities or transfer the Program's assets or income back into the United States, or otherwise adversely affect the Program's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.


      Currency Risk and Exchange Risk. Certain securities in which the Program invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of such securities of the Program. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.


     Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Program management to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Program can earn on its investments.

     Certain Risks of Holding Fund Assets Outside the United States. The Program generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Program's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Program to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Program can earn on its investments and typically results in a higher operating expense ratio for the Program than investment companies invested only in the United States.

     Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Program to carry out transactions. If the Program cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned for some period. If the Program cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Program could be liable to that party for any losses incurred.

     Dividends or interest on, or proceeds from sales of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

     Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation, or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affects returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions, or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

     Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

     Sovereign Debt. The Program may invest in sovereign debt securities issued or guaranteed by foreign government entities. Investment in sovereign debt subjects the Program to a higher degree of risk that a government entity may delay or refuse payment of interest or repayment of principal on its sovereign debt. A government may fail to make payment for many reasons including cash flow problems, lack of foreign exchange, political constraints, the relative size of its debt positions to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies as a condition to their contributions to the government entity. If a government entity fails to make its payments, the Program may be requested to extend the period in which the government entity must pay and to make further loans to the government entity. There is no bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


     European Economic and Monetary Union ("EMU"). For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and, will now be listed, traded, and make dividend and other payments only in euros.

     No assurance can be given that the changes planned for the EU can be successfully implemented or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will be implemented but not completed or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time after conversion by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Program's investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversion may be taxable to Program shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

     In addition, computer, accounting, and trading systems must be capable of recognizing the euro as a distinct currency. Like other investment companies and business organizations, the Program could be adversely affected if the computer, accounting, and trading systems used by the Investment Adviser, the Program's service providers, or other entities with which the Program or its service providers do business do not properly recognize the euro as a distinct currency.

     These issues may negatively affect the operations of the companies the Program invests in as well.


Risk Factors and Special Considerations Relating to Other Portfolio Securities

     Collateralized Mortgage Obligations. The Program may invest in collateralized mortgage obligations ("CMOs"), which are mortgage pass-through securities collateralized by mortgage pools. CMOs are issued in several classes with different maturities by governmental or non-governmental entities such as banks and other mortgage lenders. Many issuers or servicers of CMOs guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security's market value and yield will not change. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Although certain CMOs technically may be regarded as investment companies under the Investment Company Act, they will not be regarded as investment companies for purposes of the investment restriction set forth in clause (7) on page 10 herein.


     In general, mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Program. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by the Program for its mortgage-backed securities, the yield the Program expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Program reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Program purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Program buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Program.


     Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent or by reference to a short-term interest rate index). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. The values of inverse floaters are therefore more volatile than their underlying securities. If the Program invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Program management, it is possible that the Program could lose all or substantially all of its investment.


     Restricted Securities. Up to 10% of the Program's total assets (taken at current value) may be invested in "restricted securities." These securities are not registered under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Program or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Program are required to be registered under the securities laws of one or more jurisdictions before being resold, the Program may be required to bear the expenses of registration. Certain of the Program's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Program may obtain access to material nonpublic information which may restrict the Program's ability to conduct portfolio transactions in such securities.


     The Program may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are freely tradable in their primary markets offshore. The Board has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Program's investments in these securities. This investment practice could have the effect of increasing the level of liquidity in the Program to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.


     Repurchase Agreements. The Program may invest in obligations that are subject to repurchase agreements with any member bank of the Federal Reserve System or primary dealer in U.S. Treasury securities. A repurchase agreement is an instrument under which the purchaser (i.e., the Program) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. Repurchase agreements are considered to be collateralized loans by the Program under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Program will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Program but only to constitute collateral for the seller's obligation to pay the repurchase price and in the event of a default by the seller, the Program may suffer time delays and incur costs or losses in connection with the disposition of the collateral. Repurchase agreements will be entered into for periods not to exceed 30 days and only with respect to obligations in which the Program may otherwise invest. Management of the Program does not intend to enter into repurchase agreements with greater than seven days maturity, if, at the time of such investment, more than 10% of the total assets of the Program would be so invested.

     Forward Commitments. U.S. Government securities and corporate debt obligations may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis at fixed-purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Program enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Program's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Program will be established with The Bank of New York (101 Barclay Street, New York, New York 10007), the custodian (the "Custodian") and Agent for the Program, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitment in connection with such delayed delivery and purchase transactions. Although the Program will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Program may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Program will enter into forward commitment or delayed delivery arrangements only with respect to securities in which it may otherwise invest.


     Illiquid Securities. The Program may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Program's assets in illiquid securities may restrict the ability of the Program to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Program's operations require cash, such as when the Program redeems shares or pays dividends, and could result in the Program borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     Borrowing and Leverage. The use of leverage by the Program creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Program shares and in the yield on the Program's Portfolio. Although the principal of such borrowings will be fixed, the Program's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Program which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Program will have to pay on the borrowings, the Program's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Program will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser in its best judgment nevertheless may determine to maintain the Program's leveraged position if it expects that the benefits to the Program's Shareholders of maintaining the leveraged position will outweigh the current reduced return.

Portfolio Management and Turnover Rate


     The Program will attempt to attain its investment objectives by careful initial selection of obligations with a view to holding them for investment. However, the Program reserves the right to sell Portfolio obligations whenever it deems such action advisable to maintain competitive yields or to protect capital in the event the business of an issuer has deteriorated or, in the opinion of the Adviser, is likely to deteriorate or when the period of time to maturity on Portfolio securities has shortened to such an extent as to make it undesirable, in the opinion of the Adviser, to retain such securities in the Portfolio or when it believes that it is desirable for defensive purposes and in anticipation of a rise in interest rates to sell Portfolio securities and invest the proceeds temporarily in short-term obligations which have credit characteristics, in the opinion of the Adviser, similar to those provided for other Portfolio securities. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales (not including purchases or sales of short-term obligations and subsequent reinvestments in long- or intermediate-term Portfolio securities as described above) of Portfolio securities for the year by the monthly average value of Portfolio securities. For the fiscal years ended December 31, 1998 and 1997, the Portfolio turnover rates were 66% and 90%, respectively.


                             Investment Restrictions

     The following investment restrictions are deemed fundamental policies of the Program and may be changed only by the vote of the lesser of (1) the holders of 67% of the Program's outstanding voting securities present at a meeting if the holders of more than 50% of such outstanding voting securities are present in person or by proxy or (2) the holders of more than 50% of the Program's outstanding voting securities.

     The Program will not:

         (1) invest in securities or other investments other than long- and intermediate-term fixed interest bearing debt obligations and temporary investments;

         (2) purchase securities on margin (but the Program may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), make short sales of securities, maintain a short position or write or purchase put or call options;

         (3) borrow money, except from banks as a temporary measure for emergency purposes, where such borrowings would not exceed 5% of its total assets (taken at current value);

          (4) pledge assets except to secure indebtedness permitted by (3) above, with pledged assets to be no more than 10% of its total net assets
    (taken at current value);

         (5) purchase any security if as a result (a) more than 25% of the Program's total assets (taken at market value at the time of each investment) would be invested in a single industry, (utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; also, banking and finance will be considered two different industries for purposes of this restriction), (b) more than 5% of the Program's total assets (taken at current value) would be invested in securities of the issuer thereof (other than securities issued or guaranteed by the United States government), (c) the Program would hold more than 10% of any class of securities of the issuer thereof (taking all debt issues as a single class) or more than 10% of the voting securities of the issuer thereof or (d) more than 20% of the Program's total assets (taken at current value) would be invested in securities of other than corporate issuers (for purposes of this restriction, securities issued by supra-national organizations and agencies of foreign governments, in each case if organized as a corporation, will be considered securities offered by corporate issuers);

            (6) invest for the purpose of exercising control over or management of any company;

         (7) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Program's Shareholders;

         (8) make investments in oil, gas or other mineral exploration programs, commodities, commodity contracts or real estate, although the Program may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

            (9) act as an underwriter except as it may be deemed such in a sale of restricted securities;

         (10) purchase a restricted security if as a result more than 10% of the Program's total assets (taken at current value) would be invested in restricted securities;

         (11) purchase a security issued by an obligor which is not incorporated in the United States or any state thereof if as a result more than 25% of the Program's total assets (taken at current value) would be invested in such securities;

         (12) participate on a joint (or a joint and several) basis in any trading account in securities (the "bunching" of orders for the sale or purchase of Portfolio securities with other funds or accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution not being considered participation in a trading account in securities);

         (13) purchase or retain securities of an issuer if, to the knowledge of the Program, an officer or director of the Program or the Adviser owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such directors and officers owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities;

         (14) purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations if as a result more than 5% of the total assets of the Program (taken at current value) would be invested in such securities; or

         (15) make loans, except that the Program may (a) purchase obligations in private placements (the purchase of obligations in other situations not being considered the making of a loan), and (b) make loans of up to 33 1/3% of its portfolio securities.

     Except in the case of the restriction set forth in clause (13), the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

     For purposes of the investment restrictions set forth in clause (8), the term "exploration programs" includes oil, gas or other mineral leases, as well as exploration programs.


     The Program does not have a policy with respect to the issuance of senior securities. However, the Program currently does not intend to issue any senior securities.


     Because of the affiliation of Merrill Lynch with the Adviser, the Program is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates. See "Portfolio Transactions."


     Lending of Program Securities. Subject to investment restriction (15) above, the Program may from time to time lend securities from its Portfolio to brokers, dealers and financial institutions and receive as collateral cash or United States Treasury securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Program. In addition, the Program may negotiate a rate of premium to be received by the Program as a flat fee. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Program will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights of dividends, interest or other distributions. The Program may pay reasonable fees to persons unaffiliated with the Program for services in arranging such loans. In the event of a default by the borrower, the Program may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.


                INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement (the "Agreement"), the Adviser has agreed, subject at all times to the general supervision of the Board, to (1) manage the Portfolio of the Program in accordance with its investment objectives and policies and furnish to the Program investment advice and (2) (a) assist in supervising all aspects of the Program's operations including coordinating all matters relating to the functions of the Agent, Custodian and other parties performing operational functions for the Program; (b) provide the Program, at the Adviser's expense, with the services of such persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Program, including duties in connection with Shareholder relations, reports, redemption requests and account adjustments and the maintenance of certain non-accounting Program books and records; (c) provide the Program, at the Adviser's expense, with adequate office space and related services; (d) supervise and administer the operation of the Exchange Privilege referred to in "Redemption of Shares" and "Exchange Privilege"; and (e) to the extent required by then current federal securities laws, regulations thereunder or interpretations thereof, pay for the printing of all Program prospectuses used in connection with the distribution and sale of the Shares (a regulation permits investment companies to pay such expenses only when an agreement to that effect has been approved by shareholders and subject to various other conditions). In return the Program has agreed to pay a fee each month to the Adviser at the annual rate of 0.5% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. For the fiscal years ended December 31, 1996, 1997 and 1998, the advisory fees paid by the Program to the Adviser aggregated $405,367, $367,625 and $355,894 respectively.

     The Program pays all the other costs and expenses incurred in connection with its organization and operations, including: fees of the program agent, transfer agent, custodian and dividend disbursing agent; costs of printing and mailing stock certificates, shareholder reports, proxy materials and (except to the extent borne by the Adviser or the Administrators) prospectuses and statements of additional information; legal and auditing fees; costs and expenses of the sale, issue and redemption of its Shares (including fees and expenses of registering the Shares under federal and state securities laws); fees and expenses of unaffiliated directors; costs of accounting and pricing services (including the daily calculation net asset value); interest, brokerage costs, insurance and taxes. Accounting services are provided for the Program by the Adviser, and the Program reimburses the Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1998, such reimbursement amounted to $21,190. For the fiscal year ended December 31, 1998, the Program's total expenses were $714,516 representing 1.00% of its average net assets.


     The Agreement provides that the use of the name "The Corporate Fund Investment Accumulation Program" by the Program is non-exclusive and that the Adviser may allow other persons, including other investment companies, to use the name. The name may also be withdrawn by the Adviser, in which event the Adviser has agreed to present the question of continuing the Agreement to a vote of the Shareholders.


     The Agreement will continue from year to year if approved at least annually either (i) by a vote of a majority of the Program's Shares or (ii) by the Board and, in each case, by the vote of a majority of those directors who are not parties to the Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. It was approved by Shareholders on June 5, 1987 and by the Board (including all of the non-interested directors) on March 30, 1999. The Agreement provides that the Adviser shall have no liability to the Program or any Shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part or from reckless disregard by the Adviser of its obligations and duties under the Agreement. The Agreement automatically terminates upon its assignment, is terminable, without penalty, by the Board or by vote of the holders of a majority of the Shares on 60 days' notice to the Adviser and by the Adviser on 90 days' notice to the Program. The Adviser's right to terminate could operate to the disadvantage of or work a hardship on the Program.


The Adviser


     The Adviser to the Program is Fund Asset Management, L.P.("FAM") (the general partner of which is Princeton Services Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.")), which is itself a wholly-owned subsidiary of ML & Co. and has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. ML & Co. has its principal place of business at World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

     FAM is part of the Merrill Lynch Asset Management Group ("AMG"), which acts as the investment adviser for more than 100 other registered investment companies. FAM or MLAM also offers portfolio management and portfolio analysis services to individual and institutional accounts. As of March 1999, AMG had a total of approximately $515 billion in investment company and other portfolio assets under management, including assets managed for certain affiliates.

     The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect, wholly-owned subsidiary of ML & Co., and an affiliate of the Adviser pursuant to which the Adviser pays MLAM U.K. a fee for providing investment advisory services to the Adviser with respect to the Program in an amount to be determined from time to time by the Adviser and MLAM U.K. but in no event in excess of the amount that the Adviser actually receives for providing services to the Program pursuant to the Investment Advisory Agreement. During its fiscal years ended December 31, 1996, 1997 and 1998, the Program did not pay any sub-advisory fees to MLAM U.K. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England. The following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe Limited (MLAM U.K.'s parent), a subsidiary of ML International Holdings, a subsidiary of Merrill Lynch International, Inc. a subsidiary of ML & Co.


     The Agreement is non-exclusive, and the Adviser, as well as certain of its affiliates, is in the business of furnishing investment advice to individuals, institutional clients and other investment companies, including other investment accumulation programs. The fees charged to these clients vary in accordance with the type of client and services rendered. Merrill Lynch, an affiliate of the Adviser, is engaged in the underwriting, securities and commodities brokerage business and is a member organization of the New York Stock Exchange, other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Adviser, is an indirect wholly-owned affiliate of ML & Co., and is engaged in the investment advisory business.

     Securities held by the Program may also be held by other funds or accounts for which the Adviser acts as adviser or by its investment advisory clients. If purchases or sales of securities for the Program or other funds or accounts for which it acts or for their clients arise for consideration at or about the same time, the Adviser will attempt, subject to applicable laws and regulations, to allocate equitably portfolio transactions among the Program and the portfolios of its other investment funds or accounts whenever decisions are made to purchase or sell securities for the Program and one or more of such other funds or accounts simultaneously. In making such allocations, the main factors to be considered will be the respective investment objectives of the Program and such other funds and accounts, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment by the Program and such other funds and accounts, the size of investments held by the Program and such other funds and accounts, and opinions of the persons responsible for recommending investments to the Program and such other funds and accounts. While this procedure could have a detrimental effect on the price and amount of the securities available to the Program from time to time, it is the opinion of the Board that the benefits available from the Adviser's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Code of Ethics

     The Board has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act, which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Program's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investments (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being
considered   for  purchase  or  sale,  by  any  fund  advised  by  the  Adviser.

Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Program within periods of trading by the Program in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Administration Agreement

     The Adviser has entered into an agreement (the "Administration Agreement") with the Administrators for the performance by them, at their expense, on behalf of the Adviser of the administrative functions described in clause (2) of the first paragraph under "Investment Advisory Agreement" which the Adviser is obligated to perform and has agreed to pay to the Administrators an aggregate monthly fee at the annual rate of 0.2% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. The fee so payable by the Adviser will be allocated among the Administrators in the following respective percentages: Merrill Lynch, 48%; Prudential, 21%; Morgan Stanley Dean Witter, 21%; and Salomon Smith Barney, 10%.

     Merrill Lynch has been appointed by the other Administrators as agent for purposes of taking any action under the Administration Agreement with respect to the Program by power of attorney executed by such Administrators and filed with the Program and the Agent. Provision is also made under the Administration Agreement that if the Administrators are unable to agree in respect to action to be taken jointly by them thereunder and cannot agree as to which Administrators shall continue to act as Administrators, then Merrill Lynch shall continue to act as sole Administrator. Similarly, if one or more of the Administrators fail to perform their duties under the Administration Agreement or become incapable of acting or become bankrupt or if their affairs are taken over by public authorities, then each such Administrator shall be automatically discharged under the Administration Agreement, and the remaining Administrators shall act as sole Administrators. In addition, the Administration Agreement is terminable, without penalty, by the Adviser on 60 days' notice to the Administrators and by the Administrators, acting as a group, on 90 days' notice to the Adviser. The Administrators' right to terminate could operate to the disadvantage of or work a hardship on the Program.

     The Administration Agreement is non-exclusive, and the Administrators, as well as their affiliates, may furnish similar administrative services to other clients, including other investment accumulation programs. The fees charged to these clients may vary in accordance with the type of client and services rendered. Each of the Administrators has acted as sponsor of a number of series of the Corporate Income Fund, the Municipal Income Fund, the Municipal Investment Trust Fund, Liberty Street Trust (Corporate Monthly Payment Series or Municipal Monthly Payment Series) or the International Bond Fund and other series of these unit investment trust investment companies and proposes to act in the future as a sponsor of new series thereof. Each of the Administrators has also acted as principal underwriter and managing underwriter of other investment companies. Each Administrator, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as broker or dealer in securities.

                            MANAGEMENT OF THE PROGRAM


Directors and Officers

     Responsibility for the Program's management rests with the Board, which meets at least quarterly to oversee the implementation of the Program's investment policies and which must approve the renewal of the Agreement. The Directors of the Program consist of seven individuals, five of whom are not "interested persons" of the Program as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Directors of the Program are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Board elects officers of the Program annually.

     The Directors and Officers of the Program, their addresses, ages and their principal occupations for at least the last five years are set forth below.

                                         Position Held
Name, Address and Age                      with Fund          Principal Occupation(s) During Past Five Years
------------------------------           -------------      ----------------------------------------------------

TERRY K. GLENN (58)                      President and      Executive Vice  President  of  the  Adviser and  MLAM
800 Scudders Mill Road                   Director(1)(2)     since 1983; Executive Vice President and Director  of
Plainsboro, New Jersey 08536                                Princeton Services, Inc. ("Princeton Services") since
                                                            1993; President of Princeton Funds  Distributor, Inc.
                                                            (the "Distributor") since 1986 and  Director  thereof
                                                            since 1991; President  of  Princeton  Administrators,
                                                            L.P. since 1988.

RONALD W. FORBES (58)                    Director(2)        Associate Professor of Finance, School  of  Business,
1400 Washington Avenue                                      State University of  New York at  Albany  since 1989;
Albany, New York 12222                                      Consultant,  Urban  Institute, Washington, D.C. since
                                                            1995.

CYNTHIA A. MONTGOMERY (46)               Director(2)        Professor,  Harvard  Business  School,  since   1989;
Harvard Business School                                     Associate Professor, J.L. Kellog Graduate  School  of
Soldiers Field Road                                         Management,  Northwestern  University  from  1985  to
Boston, Massachusetts 02163                                 1989; Assistant Professor,Graduate School of Business
                                                            Administration,  The University of Michigan from 1979
                                                            to 1985; Director, UNUM Corporation  since  1990  and
                                                            Director of Newell Co. since 1995.

CHARLES C. REILLY (67)                   Director(2)        Self-employed   financial   consultant   since  1990;
9 Hampton Harbor Road                                       President  and   Chief Investment  Officer  of  Verus
Hampton Bays, New York 11946                                Capital, Inc. from 1979 to 1990;Senior Vice President
                                                            of Arnhold and  S.  Bleichroeder,  Inc.  from 1973 to
                                                            1990;   Adjunct    Professor,   Columbia   University
                                                            Graduate   School  of  Business  from  1990 to  1991;
                                                            Adjunct  Professor,  Wharton  School,  University  of
                                                            Pennsylvania from 1989 to 1990; Partner, Small Cities
                                                            Cable Television from 1986 to 1997.

KEVIN A RYAN (66)                        Director(2)        Founder,  current  Director  of The Boston University
127 Commonwealth Avenue                                     Center  for  Advancement  of  Ethics  and  Character;
Chestnut Hill, Massachusetts 02167                          Professor  of  Education  at  Boston University since
                                                            1982;  formerly   taught  on  the  faculties  of  The
                                                            University of Chicago, Stanford University  and  Ohio
                                                            State University.

RICHARD R. WEST (61)                     Director(2)        Professor of Finance since 1984, and Dean  from  1984
Box 604,                                                    to  1993,  and  currently  Dean  Emeritus of New York
Genoa, Nevada 89411                                         University  Leonard  N.  Stern  School  of   Business
                                                            Administration; Director of Bowne & Co., Inc. Vornado
                                                            Realty  Trust,  Inc.,  Smith-Corona  Corporation  and
                                                            Alexander's Inc.

ARTHUR ZEIKEL (66)                       Director(1)(2)     Chairman   of  the  Adviser  and  MLAM  from  1997 to
300 Woodland Avenue                                         1999;  President  of   MLAM  and  FAM  from  1977  to
Westfield, New Jersey 07090                                 1997; Chairman of Princeton  Services  from  1997  to
                                                            1999   and   Director thereof  from  1993  to   1999;
                                                            President  of Princeton Services from  1993 to  1997;
                                                            Executive Vice President of ML &Co.from 1990 to 1999.



                                         Position Held
Name, Address and Age                      with Fund          Principal Occupation(s) During Past Five Years
------------------------------           -------------      ----------------------------------------------------

JOSEPH T. MONAGLE (50)                   Senior Vice        Senior Vice President of the Adviser and  MLAM  since
800 Scudders Mill Road                   President(1)(2)    1990; Department Head  of  the  Global  Fixed  Income
Plainsboro, New Jersey 08536                                Income  Division   of  the  Adviser  and  MLAM  since
                                                            1997; Senior  Vice  President  of  Princeton Services
                                                            since 1993.

CHRISTOPHER  G. AYOUB (43)               Senior Vice        First  Vice   President  of  MLAM  since  1998;  Vice
800 Scudders Mill Road                   President(1)(2)    President of MLAM from 1985 to 1998.
Plainsboro, New Jersey 08536

DONALD C. BURKE (38)                     Vice President and Senior Vice President and Treasurer  of  the  Adviser
800 Scudders Mill Road                   Treasurer(1)(2)    and  MLAM  since  1999;  Senior  Vice  President  and
Plainsboro, New Jersey 08536                                Treasurer  of  Princeton  Services  since  1999; Vice
                                                            President of the Distributor since 1999; First   Vice
                                                            President of the Adviser and MLAM from 1997 to  1999;
                                                            Vice President of MLAM from 1990 to 1997.

SUSAN B. BAKER(41)                       Secretary(1) (2)   Director (Legal Advisory) of  the Advisor since 1999;
800 Scudders Mill Road                                      Vice President of  the  Advisor  since 1993; attorney
Plainsboro, New Jersey 08536                                associated with the Advisor since 1987.


------------

(1) Interested person, as defined in the Investment Company Act, of the Program.

(2) The Directors and officers of the Program are Directors and officers of certain other investment companies for which the Adviser or MLAM acts as investment adviser.


     Set forth below is a chart showing the aggregate compensation paid by the Program to each of its non-affiliated Directors for the fiscal year ended December 31, 1998 and, for the calendar year ended December 31, 1998, the total compensation paid to each Director of the Program by the Program and by other investment companies advised by the Adviser or MLAM for their services as Directors or Trustees of such investment companies.

                                                              Total Compensation
                             Aggregate         Pension Or       From Program And
                           Compensation   Retirement Benefits   Fund Complex And
                             From The      Accrued As Part Of        Paid To
 Name Of Director             Program       Program Expenses        Directors
 ----------------          ------------   -------------------   ----------------

Ronald W. Forbes(1) ......    $1,500              None              $192,567
Cynthia A. Montgomery(1) .    $1,500              None              $192,567
Charles C. Reilly(1) .....    $2,500              None              $362,858
Kevin A. Ryan(1) .........    $1,500              None              $192,567

Richard R. West(1) .......    $1,500              None              $346,125


--------

(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Forbes (37 registered investment companies consisting of 50 portfolios), Ms. Montgomery (37 registered investment companies consisting of 50 portfolios), Mr. Reilly (56 registered investment companies consisting of 69 portfolios), Mr. Ryan (37 registered investment companies consisting of 50 portfolios) and Mr. West (58 registered investment companies consisting of 82 portfolios).


     The Program has an Audit Committee consisting of all the directors of the Program who are not interested persons of the Program.

     Remuneration of Directors--On March 31, 1999, shares of the Program owned by all officers and directors of the Program as a group aggregated less than 1% of the total of such shares then outstanding. The Program pays each non-affiliated director an annual fee of $800 plus $100 per quarterly meeting attended and an annual fee of $300 for serving on the Program's Audit Committee, except for the Chairman of the Audit Committee who receives an annual fee of $1,000. The Program will also pay the out-of-pocket expenses of such directors relating to attendance at Meetings.

                                 NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Prospectus.


     The net asset value per Share of the Program is determined by dividing the net assets of the Program by the number of its outstanding Shares. The net assets of the Program are its gross assets less its liabilities as determined in accordance with generally accepted accounting principles. It is the ultimate responsibility of the Board to establish standards for the valuation of the Portfolio securities for purposes of determining net asset value of the Program. The Program has made arrangements with Merrill Lynch Securities Pricing Service ("MLSPS") to furnish to the Program and the Agent, on each day that the New York Stock Exchange (the "NYSE") is open for trading immediately after the declaration of dividends, estimated values (as of 15 minutes after the close of business on the NYSE, generally 4:00 P.M., New York City time) of Portfolio securities for purposes of computation of net asset value of the Shares. The NYSE is not open for trading on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board has examined the methods to be used by the pricing services in estimating the value of Portfolio securities and believes that such methods will reasonably and fairly approximate the price at which Portfolio securities may be sold and will result in a good faith determination of the fair value of such securities; however, there is no assurance that the Portfolio securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1998, the Program made payments of $3,791 to MLSPS for such service.


     Portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services, which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Program.

                              REDEMPTION OF SHARES


     Shareholders have the right to redeem their Shares at net asset value by surrendering the certificates therefor properly endorsed with the signatures guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Agent through the use of industry publications, together with a request for redemption at the office of the Agent, The Bank of New York, (101 Barclay Street, New York, New York 10007). If certificates have not been issued, only delivery of the request for redemption (with signature guaranteed as set forth above) is required. The Program has arranged, however, for an exemption from the signature guarantee requirement for redemptions involving less than $5,000 on the date of receipt by the Agent of all the necessary documents where the proceeds are to be reinvested through one of the Administrators in units of Municipal Investment Trust Fund, Government Securities Income Fund, Corporate Income Fund, Defined Asset Funds, Equity Investor Fund or International Bond Fund (the "Unit Trusts") which are to be registered in the names of the registered owners of the Shares. This exemption may be reduced or eliminated without prior notice. A guarantee of each Shareholder's signature is required for all redemptions, regardless of the amount involved, where the proceeds are to be paid to Shareholders or where the units of the Unit Trusts to be purchased are to be registered in names different from those of the registered owners of the Shares.

     The redemption price will be the net asset value next determined after either (i) the certificates are tendered for redemption or (ii) if no certificates have been issued, a request for redemption is received in good order as set forth above. The price received upon redemption may be more or less than the amount paid by the Shareholder depending on the net asset value of the Shares at the time of redemption. Payment of the redemption price must be made within seven days after proper tender unless further postponement is permissible under the Investment Company Act by reason of closing of or restriction of trading on the NYSE, or other emergency.

     Any of the Administrators may accept orders from dealers with whom they have satisfactory agreements for the repurchase of Shares held by Holders. Repurchase orders received by the dealer prior to the close of business on the NYSE (generally 4:00 P.M., New York City time) on any business day and transmitted by the Administrator prior to the close of its business day (generally 4:00 P.M., New York City time) are redeemed at the price determined as of the close of business on the NYSE on such day. Repurchase orders received after the close of business on the NYSE on any business day are redeemed at a price determined as of the close of business on the NYSE on the next business day. It is the responsibility of the dealers to transmit orders so that they will be received by the Administrator prior to its close of business. This repurchase arrangement is discretionary and may be withdrawn. There is no additional charge by the Program for repurchases.

     The right of redemption may be suspended during any period when the NYSE is closed, other than customary weekend and holiday closings; when trading on such exchange is restricted or an emergency exists, in each case as determined by rules and regulations of the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

     The Program has elected to be obligated to pay in cash redemptions during any 90-day period for any one Shareholder up to the lesser of $250,000 or 1% of the Program's net asset value. Payments in excess of such amount will normally be made in cash. If, however, the Board determines that liquidation of the Program's holdings is impracticable or that such payment in cash would be adverse to the interests of the remaining Shareholders, such payment may be made in whole or in part in Portfolio securities. The value of any Portfolio securities distributed in payment for tendered Shares will be deemed to be their value used in determining the net asset value of the Shares at the time they were tendered for redemption. If securities rather than cash are distributed, the Shareholder will incur brokerage charges or their equivalent in dealer markdowns in liquidating these securities.

     Due to the high cost of maintaining Shareholder accounts of less than $500, the Program reserves the right to redeem Shares in any account for their then current net asset value (which will be paid promptly to the Shareholder), if at any time the total investment of such Shareholder does not have a net asset value of at least $500 due to Shareholder redemptions and the Shareholder owns no Units or has elected that no distributions on any Units owned by such Shareholder be invested in Shares. Before any such redemption is effected, the Shareholder will be given 30 days' notice, during which period he will be entitled to elect to have distributions on Units owned by such Shareholder invested in Shares or to purchase Shares to bring his account up to a net asset value of $500 and thereby avoid such redemption.

                               EXCHANGE PRIVILEGE

     Shareholders who have owned Shares for at least 60 days have an exchange privilege (the "Exchange Privilege") with shares of The Municipal Fund Accumulation Program, Inc. (the "Other Program"). Shares with an aggregate net asset value of at least $1,000 are required to qualify for the Exchange Privilege. Exchanges between the Program and the Other Program will be at their respective net asset values. The investment objectives of the Other Program differ from those of the Program, and Shareholders should obtain a currently effective prospectus for the Other Program before effecting any exchange.


     Exercise of the Exchange Privilege is treated as a sale for Federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The exchange privilege is available only to Shareholders residing in states where the Other Program is qualified for sale. A noncorporate Shareholder of the Program who exercises the Exchange Privilege may be required to certify to the Other Program his Social Security Number or Taxpayer Identification Number and that he is not subject to the backup withholding tax if he wishes to avoid a 31% backup withholding tax on distributions made to him by such other Program.

     This Exchange Privilege may be modified or terminated at any time. The Program reserves the right to limit the number of times an investor may exercise the Exchange Privilege. To exercise the Exchange Privilege, a Shareholder should contact one of the Administrators, who will advise the Program and the Other Program of the exchange, or the Shareholder may write to the Agent requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signatures guaranteed by a member firm of a national or regional stock exchange or any commercial bank or trust company. Shareholders with Shares for which certificates have not been issued may exercise the Exchange Privilege by wire through their securities dealers. The Program reserves the right to require a properly completed Exchange Application.

                               TAXES AND DIVIDENDS


     The Program has qualified and intends to continue to qualify for the special tax treatment applicable to "regulated investment companies" under the Internal Revenue Code of 1986, as amended. If the Program qualifies as a "regulated investment company" and distributes to Shareholders 90% or more of its investment company taxable income (without regard to designated dividends), it will not be subject to Federal income tax on such part of its net investment income or net realized capital gains, if any, as it distributes to Shareholders. The Program expects to distribute monthly substantially all of its net investment income, after expenses. Net realized capital gains, if any, will be distributed at least annually. Such distributions of net investment income and net realized capital gains will be reinvested in additional Shares in the Program unless the Shareholder elects to receive such distributions in cash. Distributions of net investment income to be reinvested in additional Shares, or to be received in cash if elected, will be made on the 15th day of the month, or the next succeeding business day if the 15th falls on a weekend or holiday, for the accounts of Shareholders of record on the preceding business day of such month.


     The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as the Program, if its does not distribute annually to its shareholders an amount equal to at least 98% of the investment company's ordinary income for the calendar year, plus at least 98% of the company's capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, an amount equal to any of the investment company's undistributed ordinary income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which a regulated investment company does not meet the foregoing distribution requirements.

     Some  Shareholders  may  be  subject  to a 31%  withholding  on  reportable dividends, and redemption payments ("backup withholding"). Generally, Shareholders subject to backup withholding will be those for whom a certified Taxpayer Identification Number ("TIN") is not on file with the Program, or who, to the Program's knowledge, have furnished an incorrect TIN or with respect to whom the Internal Revenue Service has advised the Program that there must be backup withholding. When establishing an account, an investor must certify under penalties of perjury that the TIN is correct and that he is not subject to backup withholding.


     Distributions to Shareholders of net investment income and net short-term capital gains, if any, including distributions which are reinvested in additional Shares of the Program will be taxable as ordinary income to such Shareholders. To the extent that such distributions of interest and net short-term capital gains, if any, to a Shareholder during any year are in excess of that Shareholder's share of the Program's current and accumulated earnings and profits, the amount of such distributions will be treated as a return of capital and will reduce the Shareholder's basis in his Shares. To the extent such distributions exceed the Shareholder's basis, they will be taxed as gain on the sale or exchange of the Shares (generally, capital gain), long-term if the Shareholder has held his Shares as a capital asset for more than eighteen months. Distributions which are taxable as ordinary income to Shareholders will constitute dividends for Federal income tax purposes; however, it is anticipated that most if not all of such distributions will not qualify for the 70% dividends-received deduction for corporations.

     Distributions reflecting net long-term capital gains (designated as such by the Program) will be taxable to Shareholders as long-term capital gains at a maximum rate of 28% for non-corporate Shareholders and a maximum rate of 35% for corporate Shareholders, regardless of the length of time a Shareholder has held his Shares. In the event of the redemption of Shares, gain, if any, reflecting accrued but undistributed net interest income thereon may be subject to taxation as (depending on the length of time the Shareholder has held the redeemed Shares) long-, mid- or short-term capital gains. The Federal tax status of each year's distributions will be reported to Shareholders.

     Dividends declared by the Fund in October, November or December of any year and made payable to Shareholders of record in such month will be deemed to be received on December 31 of such year if actually paid during the following January.

     If a Shareholder's holding period in his Shares is six months or less, any capital loss realized from a sale or exchange of such Shares must be treated as long-term capital loss to the extent of capital gains dividends received with respect to such Shares.

     Dividends may be subject to a 30% United States withholding tax under the existing provisions of the Code applicable to foreign individuals and trusts, estates, partnerships and corporations unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty. Shareholders who are nonresident aliens or foreign entities are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action.

State and Local Taxes

     Distributions by the Program may also be subject to state and local taxation.

     State and local taxing authorities may enact legislation which may require the Program to withhold a portion of dividends paid or credited to Shareholders.

                             PORTFOLIO TRANSACTIONS


     The Adviser is responsible for making Portfolio investment decisions on behalf of the Program and effecting Portfolio transactions with or through securities dealers, subject to the general supervision of the officers and directors of the Program. The Program will follow a policy that it will place securities transactions with a broker or dealer only if it expects to obtain the most favorable prices and executions of orders. Transactions in debt securities are generally made through securities dealers acting as principals, although the Program may purchase or sell such securities in brokerage transactions and the affiliates of the Adviser may act as brokers therein if the Program expects thereby to obtain the most favorable price and execution. The portfolio securities of the Program generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Program primarily consists of dealer or underwriter spreads (mark-ups or mark-downs). While reasonable competitive spreads or commissions are sought, the Program will not necessarily be paying the lowest spread or commission available.

     While there is no undertaking or agreement to do so, the Adviser may allocate securities transactions among various dealers on the basis of supplementary statistical and research information and price quotation and other services furnished to the Program or the Adviser. Such statistical and research information may be used by the Adviser in providing investment advice for all of the accounts which it manages, and it is not possible to relate the benefits of such information to any particular account. The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Program without such information from dealers. However, the Adviser considers access to such information to be an important element of financial management. While such information is considered useful, its value is not determinable and the Adviser does not feel that such information reduces its expenses. In implementing the above policies, the Program will not offset brokerage commissions paid to the affiliates of the Adviser, if any, against advisory fees payable to the Adviser, nor will it attempt to offset brokerage commissions payable to other brokers which effect Portfolio transactions for the Program. The Board has considered the propriety of seeking such offsets and has determined that it is in the best interest of the Program not to seek such offsets at this time and that it will reconsider this determination in the future at least annually. The Program may effect Portfolio transactions conducted on an agency basis through affiliates of the Adviser provided that, in the judgment of the Adviser, more favorable prices or executions are not obtainable elsewhere. During its fiscal years ended December 31, 1996, 1997 and 1998, the Program did not pay any brokerage commissions.

     The Program is prohibited from engaging in certain transactions involving the Adviser or any of its affiliates. Prohibited transactions include portfolio transactions with affiliates of the Adviser acting as principal. In underwritten offerings in which such affiliates participate as an underwriter, the Program may only purchase securities from a member of the underwriting or selling group not affiliated with the Program or the Adviser, and subject to various other conditions. An affiliate of the Adviser acts as an underwriter in a substantial number of underwritten offerings of obligations. While the Program's inability to purchase obligations from affiliates of the Adviser acting as principal or, except in the limited circumstances permitted by the applicable Securities and Exchange Commission rules, in underwritten offerings in which such affiliates are involved, will limit the number of underwritten offerings in which the Program can purchase obligations and may have an adverse effect upon the ability of the Program to obtain best price in the purchase of obligations, the Program does not anticipate that this will materially interfere with its ability to purchase obligations in accordance with the investment objectives and policies referred to above.


     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Adviser or an affiliate when one or more clients of the Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Program or other clients or funds for which the Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


                                PERFORMANCE DATA

     The Program may from time to time include its average annual total return and yield in advertisements or information furnished to present or prospective shareholders. Both total return and yield figures are based on the Program's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.

     The Program's average annual total return and yield will vary depending upon market conditions, the securities comprising the Program's Portfolio, the Program's operating expenses and the amount of net capital gains or losses realized by the Program during the period. An investment in the Program will fluctuate and an investor's Shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Program may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, the Merrill Lynch Corporate Master Bond Index, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, the Program may refer to various statistical measures derived from historical performance of the Program and the index, such a standard deviation and beta. From time to time, the Program may include the Program's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Program's relative performance for any future period.

     Set forth below is the Program's average annual total return information for the periods indicated:

                                              5-Year Period     10-Year Period
                             Year Ended           Ended              Ended
                         December 31, 1998  December 31, 1998  December 31, 1998
                         -----------------  -----------------  -----------------

Average Annual
    Total Return (a) ...         8.24%             6.16%              8.50%


---------
(a)Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.


     The Program may supplement this Statement of Additional Information with yield quotations to comply with certain regulations issued by the Securities and Exchange Commission with respect to the advertisement of performance. Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.

                               GENERAL INFORMATION

Organization of the Program


     The Program, an open-end diversified management investment company registered under the Investment Company Act, was incorporated in Maryland on June 9, 1976. The Program does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution plan; and (iv) ratification of selection of independent auditors.


Description of Shares


     The Program is authorized to issue a total of 50,000,000 Shares of $.01 par value each. There is no limitation on the sales charge, if any, at which the Shares may be offered or the types of investors to whom offerings may be made. Shares are fully paid and non-assessable when issued, have no pre-emptive, conversion or exchange rights and are transferable without restriction. Each Share entitles the holder to one vote at all meetings of shareholders. Cumulative voting is not permitted. Thus the holders of more than 50% of the Shares voting for the election of the Directors can elect all of the Directors of the Program if they choose to do so and in such event the holders of the remaining Shares would not be able to elect any Directors. Holders of Shares are entitled to participate equally in dividends and distributions, and, in addition, in the event of the distribution or liquidation of the Program the holders of Shares will be entitled to participate equally in any assets of the Program. Unless requested to do so by a Shareholder, the Program will not ordinarily issue certificates representing Shares but will instead establish for each Shareholder through the Agent an account under which such Shares are held for safekeeping.

Independent Auditors


     Deloitte & Touche LLP, 117 Campus Drive, New Jersey 08540-6400 has been selected as the independent auditors of the Program. The selection of independent auditors is subject to approval by the non-interested Directors of the Program. The independent auditors are responsible for auditing the annual financial statements of the Program.

Custodian, Transfer, Program and Dividend Disbursing Agent


     The Bank of New York, New York, New York, acts as Custodian of the Program's assets and as its Transfer Agent, Program Agent and Dividend Disbursing Agent. The Custodian is responsible for safeguarding and controlling the Program's cash and securities, handling the receipt and delivery of securities and collecting interest on the Program's investment. The Program Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

Legal Counsel

     Rogers & Wells LLP, New York, New York, is counsel for the Program and passes upon legal matters for the Program in connection with the shares offered by the Prospectus.

Reports to Shareholders

     The fiscal year of the Program ends on December 31 of each year. The Program sends its shareholders, at least semi-annually, reports showing the Program's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year.

Shareholder Inquiries

     Shareholder inquiries may be addressed to the Program at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Program has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.


     To the knowledge of the Program, no entity owned beneficially 5% or more of the Program's shares as of April 1, 1999.


                              FINANCIAL STATEMENTS

      The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling 1(800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                                                        APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS

Ratings of Corporate Bonds

Description of Corporate Bond Ratings of Moody's Investors Service, Inc.:

 Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

Description of Corporate Bond Ratings of Standard & Poor's Ratings Group:

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB      Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly
B       speculative  with respect to the  issuer's  capacity to pay interest and
CCC repay principal in accordance with the terms of the obligation. BB CC indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C The C rating is reserved for income bonds on which no interest is being paid.
D Bonds rated D are in default, and payment of interest and/or repayment of rincipal is in arrears.
NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of bond as a matter of policy.
     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Corporate Bond Ratings of Fitch IBCA, Inc.'s ("Fitch"):

      AAA rated bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA rated bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

      A rated bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB rated bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

      BB rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

      B rated bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

      CCC rated bonds may have certain characteristics which, with the passing of time, could lead to the possibility of default on either principal or interest payments.

      CC rated bonds are minimally protected. Default in payment of interest and/or principal seems probable.

      C rated bonds are in actual or imminent default in payment of interest or principal.

      DDD, DD, D rated bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

     + (Plus) or - (Minus) signs after bond and preferred stock rating symbols (from "AA" to "B") indicate relative standing within a rating category. They are refinements more closely reflecting strengths and weaknesses and are not to be used as trend indicators.

                                     PART C

ITEM 23. Exhibits

         Exhibit
         Number     Description
        --------    ----------
        1(a)     -- Amended    and   Restated   Articles   of  Incorporation  of
                    Registrant  (incorporated  by  reference  to  Exhibit  1  to
                    Amendment No. 3 to Form N-8B-1 of Registrant,  1940 Act File
                    No. 811-2642).
        2        -- By-Laws of the  Registrant  (incorporated  by  reference  to
                    Exhibit 2 to Post-Effective Amendment No. 17 to Form N-1A of
                    Registrant, 1933 Act File No. 2-57060).
        3        -- Not applicable.
        4        -- Form  of  Stock  Certificate  (incorporated  by reference to
                    Exhibit 4(a) to Amendment No.3 to Form N-8B-1 of Registrant,
                    1940 Act File No. 811-2642).
        5        -- Investment  Advisory  Agreement  (incorporated  by reference to Exhibit 5 to Amendment No.3 to Form N-8B-1 of Registrant,
                    1940 Act File No. 811-2642).
        5(a)     -- Form  of   Sub-Advisory   Agreement   between   Fund   Asset
                    Management  U.K.  Limited   (incorporated  by  reference  to
                    Exhibit 5(a) to Amendment No. 20 to Form N-1A of Registrant,
                    1940 Act File No. 811-2642).
        6        -- Not applicable.
        7        -- Not applicable.
        8        -- Custody  Agreement  between  The  Bank  of   New   York  and
                    Registrant  (incorporated  by  reference  to  Exhibit  8  to to  Amendment  No. 3  to Form N-8B-1 of Registrant, 1940 Act
                    File No. 811-2642).
        9(a)     -- Administration  Agreement  by   and  among  the  Registrant,
                    Merrill   Lynch,  Pierce,  Fenner   &   Smith  Incorporated,
                    Prudential-Bache Securities, Inc. and Dean  Witter  Reynolds
                    Inc.   (incorporated   by  reference  to  Exhibit  (9) a  to
                    Post-Effective Amendment No.4 to Form N-1 of the Registrant,
                    1933 Act File No. 2-57060).
         (b)     -- Agency   Agreement  between  The  Bank   of   New  York  and
                    Registrant (incorporated by reference to Exhibit (9) to Amendment No. 3 to Form N-8B-1 of Registrant, 1940 Act File
                    No. 811-2642).

        10       -- Opinion and Consent of Rogers & Wells LLP*
        11       -- Consent  of  Deloitte & Touche LLP, independent auditors for the Registrant*.

        12       -- Not applicable.
        13       -- Not applicable.
        14       -- Not applicable.
        15       -- Not applicable.

        16       -- Schedule  of  Computation  of  Performance Data  in Response
                    to Item 22 (incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 2-57060)).

        27       -- Financial Data Schedule(incorporated by reference to Exhibit
                    27 to Post-Effective Amendment No. 25 to Registant's Registration Statement on Form N-1A (File No. 2-57060)).
---------
* Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Program

     Not applicable.

Item 25.  Indemnification

     Article VI of the By-Laws of Registrant is incorporated by reference to Exhibit (2) to this Post-Effective Amendment No. 21 to Form N-1A of Registrant (1940 Act File No. 811-2642).

     The  Maryland  statutory  indemnification  provision   is  incorporated  by
reference to Exhibit (14) to Amendment No. 4 to Form N-8B-1 of Registrant (1940 Act File No. 811-2642).

Item 26. Business and Other Connections of Investment Adviser


     Fund Asset Management, L.P. (the "Investment Adviser" or "FAM"), acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch
Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and the Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc.,
MuniHoldings Fund II, Inc. MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest
Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide Dollar Vest Fund, Inc.


     Merrill Lynch Asset Management ("MLAM"), an affiliate of FAM, acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch
Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust,

Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust,
Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as Subadvisor to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

      The address of each of these investment companies is Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. also is Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1213. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1994 for his own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke hold the same positions with substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Kirstein and Monagle are directors or officers of one or more of such companies. Mr. Glenn is president and a director, and Mr. Burke is treasurer of FAM and MLAM as well as all or substantially all of the investment companies advised by FAM or MLAM.


                                  Position With                        Other Substantial Business,
Name                            Investment Adviser                  Profession, Vocation or Employment
-----                            -----------------                   --------------------------------
ML & Co. ...................   Limited Partner         Financial Services Holding Company; Limited Partner of MLAM.

Princeton Services, Inc. ...   General Partner         General Partner of MLAM.


Jeffrey M. Peek ............   President               President of MLAM; President and Director of Princeton Services;
                                                       Executive Vice President of ML & Co.


Terry K. Glenn .............   Executive Vice          Executive Vice President of MLAM; Executive Vice President and Director
                               President               of  Princeton  Services; President and Director of MLFD; Director of FDS;
                                                       President  of  Princeton Administrators, L.P.

Donald C. Burke ............   Senior Vice President   Treasurer and Director of Taxation of MLAM; Senior Vice President
                                                       and Treasurer of Princeton Services; Vice President and Treasurer
                                                       of PFD; First Vice President of MLAM from 1997 to 1999; Vice
                                                       President of MLAM from 1990 to 1997.

Michael G. Clark ...........   Senior Vice President   Senior  Vice  President  of MLAM;  Senior Vice  President  of
                                                       Princeton Services.

Mark A. DeSario ............   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services.


Linda L. Federici ..........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services.

Vincent R. Giordano ........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services.

                                  Position With                        Other Substantial Business,
Name                            Investment Adviser                  Profession, Vocation or Employment
-----                            -----------------                   --------------------------------
 Michael J. Hennewinkel ....   Senior Vice             Senior Vice President, Secretary and General Counsel of
                               President, Secretary    MLAM; Senior Vice President of Princeton Services.
                               and General Counsel

 Philip L. Kirstein ........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President, Director and
                                                       Secretary of Princeton Services.

 Ronald M. Kloss ...........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services.

 Debra W. Landsman-Yaros ...   Senior Vice President   Senior Vice President of FAM; Senior Vice President  of  Princeton
                                                       Services; Vice President of PFD.

 Stephen M. M. Miller ......   Senior Vice President   Executive Vice President of Princeton Administrators, L.P.; Senior
                                                       Vice President of Princeton Services

Joseph T. Monagle, Jr. ....   Senior Vice President    Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services.

 Gregory D. Upah ...........   Senior Vice President   Senior Vice President of MLAM; Senior Vice President of Princeton
                                                       Services.


     Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies; Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opporutnities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc. Merrill
Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn, Albert and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:


                                  Position With                        Other Substantial Business,
Name                                 MLAM U.K.                      Profession, Vocation or Employment
-----                             -------------                     ----------------------------------

Terry K. Glenn ............    Chairman and            Executive Vice President of MLAM; Executive  Vice
                               Director                President and Director of Princeton Services; President and
                                                       Director of PFD; Director of FDS;  President  of  Princeton
                                                       Administrators.


Alan J. Albert ............    Senior Managing         Vice President of the Manager.
                               Director

Nicholas C. D. Hall .......    Director                Director of Merrill Lynch Europe PLC; General Counsel of Merrill
                                                       Lynch International Private Banking Group.


Donald C. Burke ...........    Senior Vice President   Senior Vice President of the Adviser; Treasurer and Director of
                                                       Taxation of MLAM; Senior Vice President and Treasurer of Princeton
                                                       Services; Vice President of PFD; First Vice President of MLAM from
                                                       1997-1999; Vice President of MLAM from 1990-1997.

Carol Ann Langham .........    Company Secretary       None
Debra Anne Searle .........    Assistant Company       None
                               Secretary

ITEM 27. Principal Underwriters

     Not applicable.

ITEM 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and The Bank of New York, 90 Washington Street, 12th Floor, New York, NY 10286.

ITEM 29. Management Services

     Other than as set forth under "Management of the Fund--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement, and under "Investment Advisory and Administration Agreements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 30th day of April,1999.


                                                 THE CORPORATE FUND ACCUMULATION
                                                 PROGRAM, INC.
                                                 (Registrant)


                                                 By        /s/DONALD C. BURKE
                                                   -----------------------------
                                                           Donald C. Burke,
                                                            Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                     Title                         Date
---------                                     ----                          ----

               *                  President and Director (Principal
-------------------------------   Executive Officer)
       (Terry K. Glenn)

     /s/ DONALD C. BURKE          Vice President and Treasurer    April 30, 1999
-------------------------------   (Principal Financial and
       (Donald C. Burke)          Accounting Officer)


               *                  Director
-------------------------------
       (Ronald W. Forbes)

               *                  Director
-------------------------------
    (Cynthia A. Montgomery)

               *                  Director
-------------------------------
     (Charles C. Reilly)

               *                  Director
-------------------------------
         (Kevin A. Ryan)

               *                  Director
-------------------------------


         (Richard R. West)
*By:    /s/DONALD C. BURKE                                        April 30, 1999
-------------------------------
        (Donald C. Burke)
        Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit
Numbers      Description
--------     ----------
   10        --     Opinion and Consent of Rogers & Wells LLP.


   11        --     Consent of Deloitte & Touche LLP, independent auditors for
                    Registrant.